Employee Benefit Plans Projected Benefit Obligation and Accumulated Benefit Obligation are in Excess of Plan Assets (Details) - Pension Plan [Member] - GERMANY - USD ($) $ in Thousands	Sep. 30, 2018	Sep. 30, 2017
Defined Benefit Plan Disclosure [Line Items]
Projected benefit obligation	$ 27,181	$ 25,061
Accumulated benefit obligation	24,864	22,607
Fair value of plan assets	$ 13,665	$ 13,695